Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000215077
Shareholder Report [Line Items]
Class Name	ESG Fixed Income Fund for Retirement Plans
Trading Symbol	QDVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 3,233,236
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,233,236
Number of Portfolio Holdings	10
Advisory Fee	$0
Portfolio Turnover	40%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.3%
Exchange-Traded Funds	15.9%
U.S. Treasury Obligations	81.4%

C000215078
Shareholder Report [Line Items]
Class Name	ESG Stock Fund for Retirement Plans
Trading Symbol	QDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FI Institutional Group ESG Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 387,943
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$387,943
Number of Portfolio Holdings	101
Advisory Fee	$0
Portfolio Turnover	8%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Communications	4.3%
Consumer Staples	4.4%
Materials	5.5%
Consumer Discretionary	6.0%
Energy	6.3%
Health Care	11.3%
Industrials	16.9%
Technology	19.6%
Financials	24.9%

C000215079
Shareholder Report [Line Items]
Class Name	Fixed Income Fund for Retirement Plans
Trading Symbol	QDIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FI Institutional Group Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 3,261,840
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,261,840
Number of Portfolio Holdings	9
Advisory Fee	$0
Portfolio Turnover	39%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.3%
Exchange-Traded Funds	14.9%
U.S. Treasury Obligations	82.4%

C000215080
Shareholder Report [Line Items]
Class Name	Stock Fund for Retirement Plans
Trading Symbol	QDISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FI Institutional Group Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 388,350
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$388,350
Number of Portfolio Holdings	108
Advisory Fee	$0
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Consumer Staples	4.5%
Materials	5.5%
Consumer Discretionary	5.9%
Energy	6.3%
Communications	6.6%
Health Care	11.0%
Industrials	17.7%
Technology	18.8%
Financials	22.9%

C000234764
Shareholder Report [Line Items]
Fund Name	OneAscent Core Plus Bond ETF
Trading Symbol	OACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oacp
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 234,638,818
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 524,983
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$234,638,818
Number of Portfolio Holdings	242
Advisory Fee	$524,983
Portfolio Turnover	79%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, due 02/15/46	4.5%
United States Treasury Note, 3.750%, due 01/31/31	3.9%
United States Treasury Note, 3.375%, due 02/29/28	3.2%
United States Treasury Note, 4.125%, due 02/15/36	3.0%
United States Treasury Note, 4.625%, due 11/15/55	2.2%
United States Treasury Note, 3.500%, due 02/15/29	1.7%
Fannie Mae Pool, 5.500%, due 05/1/54	1.2%
Fannie Mae Pool, 3.000%, due 04/1/52	1.1%
Fannie Mae Pool, 4.000%, due 06/1/52	0.9%
Fannie Mae Pool, 3.500%, due 04/1/52	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Term Loans	0.8%
Collateralized Mortgage Obligations	0.9%
Non U.S. Government & Agencies	6.8%
Asset Backed Securities	8.0%
Municipal Bonds	9.1%
U.S. Government & Agencies	35.6%
Corporate Bonds	37.5%

C000237524
Shareholder Report [Line Items]
Fund Name	OneAscent Emerging Markets ETF
Trading Symbol	OAEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaem. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oaem
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$75	1.25%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.25%
AssetsNet	$ 99,131,456
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 326,799
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$99,131,456
Number of Portfolio Holdings	39
Advisory Fee (net of recoupments)	$326,799
Portfolio Turnover	73%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	14.4%
Samsung Electronics Co. Ltd.	12.5%
SK Hynix, Inc.	5.6%
Grupo Mexico S.A.B. de C.V., Class B	3.8%
Bharat Petroleum Corp Ltd.	3.6%
State Bank of India	3.6%
Telekom Malaysia Bhd	3.1%
CPFL Energia S.A.	2.9%
SinoPac Financial Holdings Co. Ltd.	2.7%
South Indian Bank Ltd. (The)	2.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Consumer Discretionary	3.5%
Consumer Staples	4.1%
Communications	4.1%
Utilities	4.6%
Energy	5.1%
Materials	9.9%
Industrials	13.0%
Financials	16.8%
Technology	37.0%

C000237525
Shareholder Report [Line Items]
Fund Name	OneAscent International Equity ETF
Trading Symbol	OAIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaim. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oaim
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 296,516,084
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 979,539
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$296,516,084
Number of Portfolio Holdings	48
Advisory Fee (net of recoupments)	$979,539
Portfolio Turnover	46%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mitsubishi Electric Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.8%
ASML Holding N.V.	3.8%
HSBC Holdings plc	3.5%
NSK Ltd.	3.3%
DBS Group Holdings Ltd.	3.3%
Central Japan Railway Co.	3.1%
Powszechny Zaklad Ubezpieczen S.A.	3.1%
Toronto-Dominion Bank (The)	2.9%
Construcciones y Auxiliar de Ferrocarriles S.A.	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Health Care	1.0%
Consumer Discretionary	3.8%
Communications	6.2%
Energy	7.0%
Utilities	7.3%
Materials	9.6%
Technology	10.4%
Industrials	24.4%
Financials	28.7%

C000231861
Shareholder Report [Line Items]
Fund Name	OneAscent Large Cap Core ETF
Trading Symbol	OALC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oalc. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oalc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 202,689,747
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 274,702
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$202,689,747
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$274,702
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	7.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.3%
Alphabet, Inc., Class C	2.7%
Broadcom, Inc.	2.5%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
JPMorgan Chase & Co.	1.7%
Cisco Systems, Inc.	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	0.8%
Materials	1.3%
Energy	2.6%
Utilities	2.6%
Consumer Staples	4.8%
Health Care	7.9%
Industrials	10.1%
Financials	10.2%
Communications	10.9%
Consumer Discretionary	12.0%
Technology	36.7%

C000249799
Shareholder Report [Line Items]
Fund Name	OneAscent Enhanced Small and Mid Cap ETF
Trading Symbol	OASC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OneAscent Enhanced Small and Mid Cap ETF for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oasc. You can also request this information by contacting us at (800) 222-8274.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oasc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Enhanced Small and Mid Cap ETF	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 73,133,470
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 90,699
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$73,133,470
Number of Portfolio Holdings	185
Advisory Fee (net of waivers)	$90,699
Portfolio Turnover	107%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CNA Financial Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Cincinnati Financial Corp.	1.7%
Crown Holdings, Inc.	1.7%
Ralph Lauren Corp.	1.7%
Markel Group, Inc.	1.6%
Watts Water Technologies, Inc., Class A	1.6%
Affiliated Managers Group, Inc.	1.6%
Synchrony Financial	1.5%
CF Industries Holdings, Inc.	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Consumer Staples	2.1%
Utilities	2.1%
Communications	2.2%
Real Estate	2.5%
Energy	3.9%
Materials	6.8%
Consumer Discretionary	9.3%
Health Care	12.8%
Industrials	12.9%
Technology	18.8%
Financials	23.5%

C000176086
Shareholder Report [Line Items]
Fund Name	Tactical Multi-Purpose Fund
Class Name	Tactical Multi-Purpose Fund
Trading Symbol	TMPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Multi-Purpose Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.
Additional Information Phone Number	(800) 550-1071
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 27,807
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$27,807
Number of Portfolio Holdings	1
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.6%
Money Market Funds	103.6%